Property and equipment	12 Months Ended
Mar. 28, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Leasehold improvements	34,626	33,745
Furniture, fixtures and equipment	13,327	13,269
Software and electronic equipment	9,203	12,378

	57,156	59,392
Accumulated depreciation and impairment charges	(30,543)	(29,665)

	$26,613	$29,727

The Company wrote off $4.2 million of gross fixed assets that were fully amortized during the year ended March 28, 2020 (March 30, 2019
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$5.8 million), mostly related to leasehold improvements. Property and equipment, having a cost of $0.7 million and a net book value of $0.5 million at March 28, 2020, and a cost of $1.1 million and a net book value of $0.7 million at March 30, 2019, are under finance leasing arrangements.